Capital management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital Management
Regulatory Capital	$ 3,629,737	$ 2,629,271
Tier I	3,250,052	2,396,007
Common equity capital	2,940,941	2,197,185
Additional	309,111	198,822
Tier II	379,685	233,263
Risk weighted assets (RWA)	20,071,878	19,261,517
Credit risk (RWA CPAD)	14,771,860	13,774,206
Market risk (RWA MPAD)	46,080	145,124
Operational risk (RWA OPAD)	4,506,187	4,036,285
Payment services risk (RWA SP)	747,751	1,305,902
Minimum capital required	1,756,289	1,300,152
Excess margin	$ 1,873,448	$ 1,329,119
CET1 ratio	14.70%	11.40%
Tier 1 ratio	16.20%	12.40%
CAR	18.10%	13.70%